Intangible Assets, Net and Goodwill - Future Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	$ 24,145
2025	23,627
2026	19,653
2027	6,807
2028	4,040
Thereafter	14,845
Net Carrying Value	$ 93,117	$ 108,669